Intangible assets - Summary of Changes to intangible assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	€ 1,629
Ending Balance	1,582	€ 1,629
Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,601
Ending Balance	1,582	1,601
Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	28
Ending Balance	0	28
Gross carrying amount [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	3,440	3,112
Additions	247	208
Disposal	(757)
Currency translation differences	(242)	120
Ending Balance	2,688	3,440
Gross carrying amount [Member] | Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	2,367	2,052
Additions	247	202
Disposal	(183)
Currency translation differences	(229)	113
Ending Balance	2,202	2,367
Gross carrying amount [Member] | Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,073	1,060
Additions	0	6
Disposal	(574)
Currency translation differences	(13)	7
Ending Balance	486	1,073
Accumulated impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,811)	(1,589)
Additions	(138)	(182)
Disposal	757
Currency translation differences	86	(40)
Ending Balance	(1,106)	(1,811)
Accumulated impairment [Member] | Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(766)	(629)
Additions	(110)	(104)
Disposal	183
Currency translation differences	73	(33)
Ending Balance	(620)	(766)
Accumulated impairment [Member] | Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,045)	(960)
Additions	(28)	(78)
Disposal	574
Currency translation differences	13	(7)
Ending Balance	€ (486)	€ (1,045)